Segment Information - Schedule of Disaggregated Amounts of Research and Development Expenses (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Personnel related (including stock-based compensation)	$ 636	$ 3,572	$ 8,186	$ 19,571
Other research and development cost	200	1,582	2,751	7,510
Total research and development expenses	$ 3,715	$ 9,645	30,875	59,652
IK-930
Segment Reporting Information [Line Items]
Total research and development expenses			8,684	11,608
IK-595
Segment Reporting Information [Line Items]
Total research and development expenses			9,682	8,068
IK-175
Segment Reporting Information [Line Items]
Total research and development expenses			480	2,677
Discovery and Other Programs
Segment Reporting Information [Line Items]
Total research and development expenses			$ 1,092	$ 10,218